Share Based Compensation (RSUs Granted) (Details) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Restricted shares [Member]	Dec. 31, 2011 Restricted shares [Member]	Dec. 31, 2012 Restricted shares [Member] Restricted Shares Grant One [Member] USD ($)	Dec. 31, 2011 Restricted shares [Member] Restricted Shares Grant One [Member] USD ($)	Dec. 31, 2012 Restricted shares [Member] Restricted Shares Grant Two [Member] CAD
Share-based Compensation Arrangement, Restricted Shares [Line Items]
Description of award			Restricted shares are issued as an incentive for certain executive management (“employees” or “executive management”) in respect of their employment with the Company and to align the interests of executive management with the interests of the Company’s shareholders. Restricted shares are purchased by the Company in the open market and are held in trust for the employees’ benefit. Restricted shares vest when the employee has satisfied the requisite service period or performance conditions. Executive management forfeits their right to restricted shares upon termination for cause or resignation without good reason. Accelerated vesting occurs in certain circumstances, including termination without cause or resignation for good reason, change of control, and death or disability. Dividends received by the trustee, on restricted shares held for the benefit of executive management, are paid to the employee. The employee’s interest in restricted shares cannot be assigned or transferred.
Award vesting rights			Restricted shares are issued as an incentive for certain executive management (“employees” or “executive management”) in respect of their employment with the Company and to align the interests of executive management with the interests of the Company’s shareholders. Restricted shares are purchased by the Company in the open market and are held in trust for the employees’ benefit. Restricted shares vest when the employee has satisfied the requisite service period or performance conditions. Executive management forfeits their right to restricted shares upon termination for cause or resignation without good reason. Accelerated vesting occurs in certain circumstances, including termination without cause or resignation for good reason, change of control, and death or disability. Dividends received by the trustee, on restricted shares held for the benefit of executive management, are paid to the employee. The employee’s interest in restricted shares cannot be assigned or transferred.			The restricted shares issued have vesting dates as follows: 37.5 restricted shares on May 31, 2013, 12.5 restricted shares on June 15, 2013, 30 restricted shares on December 15, 2012, 30 restricted shares on December 15, 2013, 25 restricted shares on May 31, 2014, 12.5 restricted shares on June 15, 2014 and 37.5 restricted shares on May 31, 2015.	The restricted shares issued have a vesting date of December 1, 2014.
Grant date						Sep. 12, 2011	Aug. 24, 2012
Restricted shares granted						185	50
Restricted shares awarded, weighted average share price						$ 22.84	19.95
Restricted shares, total cash consideration for purchase	$ 541	$ 4,226				$ 4,226	998
Restricted shares, forfeiture date					2012-09
Number of restricted shares, forfeited			23	0	23
Number of forfeited restricted shares sold by the Company					23
Proceeds from the sale of forfeited restricted shares					456
Restricted share award, modification date					Sep. 14, 2012
Restricted share award modification, number of employees affected					2
Restricted share award, modification details					23 restricted shares previously awarded on September 12, 2011 to these same employees were modified. The vesting date for the modified awards is December 31, 2012, subject to the achievement of certain performance conditions.
Restricted share award, number of restricted shares impacted by modification					23
Modified award vesting rights					The vesting date for the modified awards is December 31, 2012, subject to the achievement of certain performance conditions.
Recovery of previously recognized restricted share expense					$ 663